Fair Value Measurements - Additional Information (Details) $ in Thousands	Dec. 31, 2013 USD ($)
Estimate of Fair Value Measurement [Member] | 2013 Credit Agreement [Member] | Fair value inputs, level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	$ 13,023